Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000245546 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000245546 | National Grid plc
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000245546 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000245546 | United Utilities Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000245546 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000245546 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000245546 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000245546 | Auckland International Airport Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000245546 | CMS Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000245546 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000245546 | Electric Utility
Holdings [Line Items]
Percent of Net Asset Value	25.12%
C000245546 | Energy Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	16.25%
C000245546 | Airports
Holdings [Line Items]
Percent of Net Asset Value	15.08%
C000245546 | Electricity and Gas Distribution
Holdings [Line Items]
Percent of Net Asset Value	13.24%
C000245546 | Water
Holdings [Line Items]
Percent of Net Asset Value	8.94%
C000245546 | Communications Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	6.51%
C000245546 | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000245546 | Electricity Generation
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000245546 | Seaports
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000245546 | Electricity Transmission
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245546 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.23%
C000245546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000245546 | Spain
Holdings [Line Items]
Percent of Net Asset Value	11.08%
C000245546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.68%
C000245546 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000245546 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000245546 | France
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000245546 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000245546 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000245546 | China
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000245548 | Healthcare Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.91%
C000245548 | Transportation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000245548 | Industrial Development Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.72%
C000245548 | State General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000245548 | Water & Sewer Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000245548 | Electric Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.88%
C000245548 | Education Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000245548 | Local General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000245548 | Leasing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000245548 | Special Tax Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000245548 | Housing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000245548 | New York
Holdings [Line Items]
Percent of Net Asset Value	15.67%
C000245548 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	12.38%
C000245548 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000245548 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000245548 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000245548 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000245548 | California
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000245548 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000245548 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000245548 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000245547 | Alcoa Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000245547 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000245547 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000245547 | ERO Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000245547 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245547 | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000245547 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000245547 | Shell plcADR
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000245547 | ARC Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000245547 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000245547 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	25.14%
C000245547 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000245547 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	7.88%
C000245547 | Steel
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000245547 | Gold
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000245547 | Aluminum
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000245547 | Copper
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000245547 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000245547 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000245547 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000251129 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.91%
C000251129 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000251129 | SK Square Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.37%
C000251129 | SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.84%
C000251129 | Reliance Industries Ltd.GDR
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000251129 | Samsung C&T Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000251129 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000251129 | Alibaba Group Holding Ltd.ADR
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000251129 | Petroleo Brasileiro SA - PetrobrasADR
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000251129 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000251129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.79%
C000251129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.12%
C000251129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.96%
C000251129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000251129 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000251129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000251129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000251129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000251129 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251129 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000251129 | China
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000251129 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	40.73%
C000251129 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.41%
C000251129 | India
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000251129 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000251129 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000251129 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000251129 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000251129 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000256889 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000256889 | SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000256889 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000256889 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000256889 | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000256889 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000256889 | SMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000256889 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000256889 | Henderson Land Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256889 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000256889 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.14%
C000256889 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.68%
C000256889 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000256889 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.44%
C000256889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000256889 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000256889 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000256889 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.54%
C000256889 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000256889 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256889 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.52%
C000256889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000256889 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000256889 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000256889 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000256889 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.48%
C000256889 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000256889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256889 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000256889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000249711 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000249711 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000249711 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000249711 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000249711 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000249711 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000249711 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000249711 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000249711 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000249711 | Taiwan Semiconductor Manufacturing Co. Ltd.ADR
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000249711 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.76%
C000249711 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.92%
C000249711 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000249711 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.83%
C000249711 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000249711 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000249711 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000249711 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000256891 | Healthcare Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000256891 | Transportation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.86%
C000256891 | Industrial Development Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000256891 | State General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000256891 | Water & Sewer Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256891 | Electric Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000256891 | Education Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.83%
C000256891 | Local General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000256891 | Leasing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000256891 | Special Tax Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.83%
C000256891 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000256891 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000256891 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000256891 | Texas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000256891 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000256891 | California
Holdings [Line Items]
Percent of Net Asset Value	8.94%
C000256891 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000256891 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000256891 | Florida
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000256891 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000256892 | Healthcare Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000256892 | Transportation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.17%
C000256892 | Industrial Development Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000256892 | State General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000256892 | Water & Sewer Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000256892 | Electric Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000256892 | Education Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000256892 | Local General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000256892 | Leasing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000256892 | Special Tax Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.75%
C000256892 | Housing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000256892 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000256892 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000256892 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000256892 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000256892 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000256892 | California
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000256892 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000256892 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000256892 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000256892 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000268417 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.22%
C000268417 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000268417 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000268417 | Taiwan Semiconductor Manufacturing Co. Ltd.ADR
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000268417 | Seagate Technology Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000268417 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000268417 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000268417 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000268417 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000268417 | ASML Holding NVADR
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000268417 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	66.38%
C000268417 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000268417 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000268417 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.01%